Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2010
Segment Disclosures (Tables) [Abstract]
Revenues from external customers based on product shipment origin and long-lived assets based upon physical location

	United States	Other	Total
	(Millions)
Revenues from external customers:
2010	$9,343	$257	$9,600
2009	8,048	190	8,238
2008	11,590	261	11,851

Long-lived assets:
2010	$19,740	$527	$20,267
2009	19,185	410	19,595
2008	18,348	335	18,683

Reconciliation of segment revenues and segment profit (loss)

			Midstream
	Williams	Exploration &	Canada &
	Partners	Production	Olefins	Other	Eliminations	Total
	(Millions)
2010
Segment revenues:
External	$5,344	$3,229	$1,017	$10	$—	$9,600
Internal	371	797	16	14	(1,198)	—

Total revenues	$5,715	$4,026	$1,033	$24	$(1,198)	$9,600

Segment profit (loss)	$1,574	$(1,335)	$172	$68	$—	$479
Less:
Equity earnings (losses)	109	20	—	34	—	163
Income (loss) from investments	—	—	—	43	—	43

Segment operating income (loss)	$1,465	$(1,355)	$172	$(9)	$—	273

General corporate expenses						(221)

Total operating income (loss)						$52

Other financial information:
Additions to long-lived assets*	$904	$2,857	$104	$25	$—	$3,890
Depreciation, depletion & amortization	$568	$884	$23	$21	$—	$1,496

2009
Segment revenues:
External	$4,359	$3,126	$738	$15	$—	$8,238
Internal	243	541	15	12	(811)	—

Total revenues	$4,602	$3,667	$753	$27	$(811)	$8,238

Segment profit (loss)	$1,317	$401	$37	$(39)	$—	$1,716
Less:
Equity earnings (losses)	81	18	—	37	—	136
Income (loss) from investments	—	—	—	(75)	—	(75)

Segment operating income (loss)	$1,236	$383	$37	$(1)	$—	1,655

General corporate expenses						(164)

Total operating income (loss)						$1,491

Other financial information:
Additions to long-lived assets	$1,023	$1,302	$42	$28	$—	$2,395
Depreciation, depletion & amortization	$553	$859	$21	$19	$—	$1,452

2008
Segment revenues:
External	$5,545	$5,091	$1,206	$9	$—	$11,851
Internal	302	1,065	27	15	(1,409)	—

Total revenues	$5,847	$6,156	$1,233	$24	$(1,409)	$11,851

Segment profit (loss)	$1,425	$1,401	$112	$30	$—	$2,968
Less:
Equity earnings (losses)	76	20	—	41	—	137
Income (loss) from investments	—	—	1	—	—	1

Segment operating income (loss)	$1,349	$1,381	$111	$(11)	$—	2,830

General corporate expenses						(149)

Total operating income (loss)						$2,681

Other financial information:
Additions to long-lived assets	$1,212	$2,400	$23	$41	$—	$3,676
Depreciation, depletion & amortization	$518	$702	$23	$16	$—	$1,259

*	Does not include WPZ’s purchase of a business represented by certain gathering and processing assets in Colorado’s Piceance basin from Exploration & Production. (See Note 1.)

Total assets and equity method investments by reporting segment

	Total Assets		Equity Method Investments
	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2008
	(Millions)
Williams Partners	$13,404	$12,479	$1,045	$593	$524
Exploration & Production	9,827	10,084	104	95	87
Midstream Canada & Olefins	922	835	—	—	—
Other	3,481	3,654	193	196	336
Eliminations	(2,662)	(1,772)	—	—	—

Total	$24,972	$25,280	$1,342	$884	$947